CONSOLIDATED STATEMENTS OF EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Items, Net	Noncontrolling Interests
Balance at Dec. 31, 2010	$ 1,952,865	$ 2,001	$ 1,228,655	$ 685,310	$ 29,482	$ 7,417
Balance (in shares) at Dec. 31, 2010		200,064,066
Increase (Decrease) in Stockholders' Equity
Issuance of shares under employee stock purchase plan and option plans and stock-based compensation, including tax benefit of $919, $1045 and $2,389 for the period ended 2011, 2012 and 2013, respectively	102,986	39	102,947
Issuance of shares under employee stock purchase plan and option plans and stock-based compensation (in shares)		3,930,318
Stock repurchases	(988,318)	(319)	(987,999)
Stock repurchases (in shares)		(31,853,418)
Parent cash dividends declared	(178,281)			(178,281)
Currency translation adjustment	(32,616)				(31,685)	(931)
Net income (loss)	399,592			395,538		4,054
Noncontrolling interests equity contributions	215					215
Noncontrolling interests dividends	(2,187)					(2,187)
Balance at Dec. 31, 2011	1,254,256	1,721	343,603	902,567	(2,203)	8,568
Balance (in shares) at Dec. 31, 2011		172,140,966
Increase (Decrease) in Stockholders' Equity
Shares issued in connection with Special Dividend ( see Note 13)		170	559,840	(560,010)
Shares issued in connection with Special Dividend ( see Note 13) (in shares)		17,009,281
Issuance of shares under employee stock purchase plan and option plans and stock-based compensation, including tax benefit of $919, $1045 and $2,389 for the period ended 2011, 2012 and 2013, respectively	73,453	20	73,433
Issuance of shares under employee stock purchase plan and option plans and stock-based compensation (in shares)		1,958,690
Stock repurchases	(34,688)	(11)	(34,677)
Stock repurchases (in shares)		(1,103,149)
Parent cash dividends declared	(328,707)			(328,707)
Currency translation adjustment	23,186				22,517	669
Net income (loss)	174,834			171,708		3,126
Noncontrolling interests equity contributions	836					836
Noncontrolling interests dividends	(1,722)					(1,722)
Purchase of noncontrolling interests	1,000					1,000
Balance at Dec. 31, 2012	1,162,448	1,900	942,199	185,558	20,314	12,477
Balance (in shares) at Dec. 31, 2012	190,005,788	190,005,788
Increase (Decrease) in Stockholders' Equity
Issuance of shares under employee stock purchase plan and option plans and stock-based compensation, including tax benefit of $919, $1045 and $2,389 for the period ended 2011, 2012 and 2013, respectively	50,479	14	50,465
Issuance of shares under employee stock purchase plan and option plans and stock-based compensation (in shares)		1,421,132
Parent cash dividends declared	(208,900)			(208,900)
Currency translation adjustment	(31,532)				(29,900)	(1,632)
Market value adjustments for securities, net of tax	926				926
Net income (loss)	100,792			97,262		3,530
Noncontrolling interests equity contributions	743					743
Noncontrolling interests dividends	(2,270)					(2,270)
Purchase of noncontrolling interests	(14,852)		(12,500)			(2,352)
Balance at Dec. 31, 2013	$ 1,057,834	$ 1,914	$ 980,164	$ 73,920	$ (8,660)	$ 10,496
Balance (in shares) at Dec. 31, 2013	191,426,920	191,426,920